ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2
                    U.S SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2
1.  Name and address of issuer:
          Cova Variable Annuity Account Five
          One Tower Lane, Suite 3000
          Oakbrook Terrace, IL 60181-4644

2.  Name of each series or class of funds for which this notice is filed:
          Cova Variable Annuity Account Five

3.  Investment Company Act File Number:
          811-7060

     Securities Act File Number:
          33-50174

4.  Last day of fiscal year for which this notice is filed:
          December 31, 1995

5.  Check box if this notice is being filed more than 180 days after the close
of  the  issuer's   fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuers 24f-2
declaration:                                                            [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

             Not Applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                    -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                    -0-

9.  Number and aggregate sale price of securities sold during the fiscal year:

                    184,033 units for $3,329,354

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                    184,033 units for $3,329,354

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                    -0-
12.  Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                 $ 3,329,354
                                ______________

     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                                   +      0
                                  ______________

     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                  - 6,346
                                  ______________

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                   +     -0-
                                  ______________

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 (line (i), plus line (ii), less line (iii), plus line (iv)) (if applicable):

                                     3,323,008
                                  ______________

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

                                   x   1/2900
                                  ______________

     (vii) Fee due (line (i) or line (v) multiplied by line (vi)):
                                     1,145.86
                                  ===============



Instruction: Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and
Other Procedures (17 CFR 202.3a).                                          [X]

     Date of mailing or wire transfer of filing fees to the Commissions lockbox depository: February 21, 1996


                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By: /s/ CHRIS HARDEN
_______________________________________________
        Chris Harden
        First Vice President & Chief Accountant

2/21/96
_____________

* Please print the name and title of the signing officer below the signature.